Note 19 - Subsequent Acquisition of Advent Power Systems Inc. Business (Detail) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended		6 Months Ended
	Mar. 31, 2012	Feb. 29, 2012	Jun. 30, 2012	Feb. 16, 2012	Dec. 31, 2011
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)		1.5	1.5
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned				$ 315,000
Value of Contract Transferred in Acquisition				1,400,000
Restricted Period for Stock Issued in Acquisition		2 years	2 years
Additional Revenue Expected from Acquisition				450,000
Original Amount Payable to the Company as a Sub-contractor				700,000
(in Shares)	2
Value of Common Stock to be Purchased by an Investor			250,000
Discount to Market Price of Common Shares			10.00%
Billed Contracts Receivable			$ 502,045		$ 297,451